Regulatory Matters (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Bank capital to regulatory capital
GAAP equity	$ 95,772,693	$ 90,643,904
Accumulated other comprehensive loss	(2,602,877)	(5,142,627)	910,594	(2,122,238)
General regulatory allowance for loan losses	3,502,481	3,109,775	2,775,857	2,899,525
Additional disclosures
Minimum percentage of assets to be maintained in housing-related finance and other related areas as per Qualified Thrift Lender test	65.00%
Bank
Reconciliation of Bank capital to regulatory capital
GAAP equity	94,449,977	85,746,512
Accumulated other comprehensive loss	2,602,877	5,142,627
Goodwill, net of applicable deferred taxes	(24,388,624)	(24,476,581)
Intangible assets, net of applicable deferred taxes	(769,640)	(1,030,368)
Disallowed portion of mortgage servicing rights	(33,665)	(41,086)
Disallowed portion of deferred taxes	0	(182,174)
Tier 1 Capital	71,860,925	65,158,930
General regulatory allowance for loan losses	3,502,481	3,109,775
Total Capital	$ 75,363,406	$ 68,268,705